LoCorr Spectrum Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 32.7%	Shares	Value
Auto Manufacturers - 0.9%
Ford Motor Co. (a)	57,263	$660,815

Chemicals - 2.1%
Mosaic Co.	24,852	633,726
Olin Corp. (a)	27,472	816,743
		1,450,469

Computers - 1.1%
HP, Inc. (a)	38,727	743,946

Diversified Financial Services - 1.8%
Artisan Partners Asset Management, Inc. - Class A	14,476	526,781
Charles Schwab Corp. (a)	7,416	696,956
		1,223,737

Electric - 2.0%
AES Corp. (a)	49,164	692,720
Dominion Energy, Inc.	11,079	684,904
		1,377,624

Insurance - 1.0%
Prudential Financial, Inc. (a)	7,117	695,260

Iron & Steel - 0.9%
Vale SA - ADR	40,978	651,960

Mining - 8.7%
Agnico Eagle Mines Ltd.	5,808	1,178,908
Anglogold Ashanti PLC	18,675	1,818,198
Barrick Mining Corp.	19,783	806,949
Newmont Corp.	8,264	894,578
Rio Tinto PLC - ADR	14,511	1,353,731
		6,052,364

Oil & Gas - 2.9%
TXO Partners LP	56,274	707,927
Viper Energy, Inc. - Class A	28,151	1,322,815
		2,030,742

Pharmaceuticals - 1.0%
Pfizer, Inc. (a)	25,400	713,232

Pipelines - 3.8%
Hess Midstream LP - Class A	34,023	1,322,474
Kinetik Holdings, Inc.	27,616	1,336,891
		2,659,365

Semiconductors - 0.9%
Skyworks Solutions, Inc.	11,991	642,118

Transportation - 5.6%
Dorian LPG Ltd.	28,192	964,166
FLEX LNG Ltd.	37,272	1,107,351
Frontline PLC	22,467	783,200
Genco Shipping & Trading Ltd.	45,518	1,026,431
		3,881,148
TOTAL COMMON STOCKS (Cost $20,287,303)		22,782,780

MASTER LIMITED PARTNERSHIPS - 22.0%	Units	Value
Chemicals - 2.4%
CVR Partners LP	13,290	1,683,444

Coal - 1.3%
Alliance Resource Partners LP	33,135	916,183

Gas - 1.0%
Global Partners LP	15,988	673,095

Oil & Gas - 2.3%
Black Stone Minerals LP	61,024	922,683
Mach Natural Resources LP	50,131	701,834
		1,624,517

Oil & Gas Services - 2.5%
CrossAmerica Partners LP	27,372	568,790
USA Compression Partners LP	44,117	1,196,453
		1,765,243

Pipelines - 12.5%
Cheniere Energy Partners LP	28,809	1,861,926
Delek Logistics Partners LP	26,619	1,324,561
Energy Transfer LP(b)	68,033	1,313,037
Enterprise Products Partners LP	25,631	969,877
MPLX LP	23,814	1,359,065
Plains All American Pipeline LP	52,401	1,170,114
Western Midstream Partners LP	16,728	688,692
		8,687,272
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $9,420,338)		15,349,754

REAL ESTATE INVESTMENT TRUSTS - 21.3%	Shares	Value
AGNC Investment Corp.(b)	181,221	1,817,647
Annaly Capital Management, Inc.	98,780	2,089,197
ARMOUR Residential REIT, Inc.	39,941	666,216
Digital Realty Trust, Inc.	4,271	769,677
Dynex Capital, Inc.	111,692	1,425,190
Global Net Lease, Inc.(b)	70,700	661,752
Invesco Mortgage Capital, Inc.	195,059	1,576,077
Iron Mountain, Inc.	7,699	786,376
Realty Income Corp.	16,517	1,010,510
Rithm Capital Corp.	126,463	1,198,869
Simon Property Group, Inc.	3,510	654,720
Starwood Property Trust, Inc.	70,882	1,220,588
VICI Properties, Inc.	35,992	983,301
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,693,735)		14,860,120

CLOSED-END FUNDS - 11.5%	Shares	Value
BlackRock Capital Allocation Term Trust	47,234	667,416
GAMCO Global Gold Natural Resources & Income Trust	126,182	671,288
KKR Income Opportunities Fund	44,182	486,002
Morgan Stanley Emerging Markets Debt Fund, Inc.	78,840	553,457
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	131,360	665,995
Neuberger High Yield Strategies Fund, Inc.	92,114	596,899
Nuveen Credit Strategies Income Fund	137,766	670,920
Nuveen Preferred & Income Opportunities Fund	70,603	532,347
NYLI CBRE Global Infrastructure Megatrends Term Fund	48,622	714,257
PIMCO Access Income Fund - Class ACC	40,947	590,046
PIMCO Dynamic Income Opportunities Fund	48,855	631,695
Templeton Emerging Markets Income Fund	101,988	612,948
Western Asset Diversified Income Fund	43,951	590,702
TOTAL CLOSED-END FUNDS (Cost $8,321,505)		7,983,972

BUSINESS DEVELOPMENT COMPANIES - 4.7%	Shares	Value
Ares Capital Corp.	71,727	1,292,521
Blackstone Secured Lending Fund	56,867	1,347,179
Trinity Capital, Inc.	44,417	653,374
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $3,709,604)		3,293,074

ROYALTY TRUSTS - 1.1%	Shares	Value
Kimbell Royalty Partners LP	53,339	771,815
TOTAL ROYALTY TRUSTS (Cost $635,680)		771,815

PREFERRED STOCKS - 0.9%	Shares	Value
Chimera Investment Corp., Series B, 9.75% (3 mo. Term SOFR + 6.05%), Perpetual	27,829	607,785
TOTAL PREFERRED STOCKS (Cost $500,558)		607,785

RIGHTS - 0.0% (c)	Shares	Value
Neuberger High Yield Strategies Fund, Inc., Expires 04/15/2026, Exercise Price $1.00 (c)	92,114	737
TOTAL RIGHTS (Cost $0)		737

TOTAL INVESTMENTS - 94.2% (Cost $57,568,723)		$65,650,037
Money Market Deposit Account - 6.2% (d)		4,337,110
Liabilities in Excess of Other Assets - (0.4)%(e)		(258,775)
TOTAL NET ASSETS - 100.0%		$69,728,372

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of this security is held as collateral for options written. As of the reporting date, the value of this collateral is $3,757,831,
(c)	Represents less than 0.05% of net assets.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.95%.

(e)	Includes assets pledged as collateral for derivatives. As of the reporting date, the value of these assets totals $231,895.

LoCorr Spectrum Income Fund
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.4)%	Notional Amount	Contracts	Value
Call Options - (0.4)%
AES Corp., Expiration: 04/17/2026; Exercise Price: $14.00	$(691,819)	(491)	$(8,347)
Charles Schwab Corp., Expiration: 04/17/2026; Exercise Price: $96.00	(695,452)	(74)	(15,910)
Ford Motor Co., Expiration: 04/17/2026; Exercise Price: $12.00	(660,088)	(572)	(8,008)
HP, Inc., Expiration: 04/17/2026; Exercise Price: $18.50	(743,427)	(387)	(45,666)
Olin Corp., Expiration: 04/17/2026; Exercise Price: $25.00	(814,602)	(274)	(140,836)
Pfizer, Inc., Expiration: 04/17/2026; Exercise Price: $27.00	(713,232)	(254)	(34,290)
Prudential Financial, Inc., Expiration: 04/17/2026; Exercise Price: $95.00	(693,599)	(71)	(30,388)
TOTAL WRITTEN OPTIONS (Premiums received $182,445)			$(283,445)

Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

LoCorr Spectrum Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$22,782,780	$–	$–	$22,782,780
Master Limited Partnerships	15,349,754	–	–	15,349,754
Real Estate Investment Trusts	14,860,120	–	–	14,860,120
Closed-End Funds	7,983,972	–	–	7,983,972
Business Development Companies	3,293,074	–	–	3,293,074
Royalty Trusts	771,815	–	–	771,815
Preferred Stocks	607,785	–	–	607,785
Rights	737	–	–	737
Total Investments	$65,650,037	$–	$–	$65,650,037

Liabilities:
Investments:
Written Options	$(283,445)	$–	$–	$(283,445)
Total Investments	$(283,445)	$–	$–	$(283,445)

Refer to the Schedule of Investments for further disaggregation of investment categories.